Interest Rate Swap - Schedule of Interest Rate Swaps (Details) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 25, 2021	Mar. 31, 2020	Jul. 31, 2019	May 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Derivatives Fair Value [Line Items]
Fair Value of Asset					$ 9,157,000
Fair Value of Liability						$ (13,807,000)	$ (19,943,000)
April 2021 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement					Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2021
Fixed Notional Amount	$ 75,000,000				$ 75,000,000.0	$ 75,000,000.0	$ 0
Fixed Interest Rate	2.32%				2.32%	2.32%	2.32%
Termination Date	2028-06				2028-06	2028-06	2028-06
Fair Value of Asset					$ 2,046,000
Fair Value of Liability						$ (6,231,000)	$ 0
March 2020 Interest Rate Swap One
Derivatives Fair Value [Line Items]
Date of agreement					Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020
Fixed Notional Amount		$ 28,800,000			$ 28,800,000	$ 28,800,000	$ 28,800,000
Fixed Interest Rate		0.77%			0.78%	0.78%	0.78%
Termination Date		2026-07			2026-07	2026-07	2026-07
Fair Value of Asset					$ 2,282,000
Fair Value of Liability						$ (191,000)	$ (817,000)
March 2020 Interest Rate Swap Two
Derivatives Fair Value [Line Items]
Date of agreement					Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020
Fixed Notional Amount		$ 46,800,000			$ 46,800,000	$ 46,800,000	$ 46,800,000
Fixed Interest Rate		0.71%			0.71%	0.71%	0.71%
Termination Date		2025-03			2025-03	2025-03	2025-03
Fair Value of Asset					$ 2,748,000
Fair Value of Liability						$ (280,000)	$ (1,089,000)
July 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement					Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019
Fixed Notional Amount					$ 50,000,000	$ 50,000,000	$ 50,000,000
Fixed Interest Rate					2.34%	2.34%	2.34%
Termination Date					2026-07	2026-07	2026-07
Fair Value of Asset					$ 971,000
Fair Value of Liability						$ (3,699,000)	$ (5,956,000)
May 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement					May 31, 2019	May 31, 2019	May 31, 2019
Fixed Notional Amount				$ 50,000,000.0	$ 50,000,000	$ 50,000,000	$ 50,000,000
Fixed Interest Rate				2.25%	2.25%	2.25%	2.25%
Termination Date				2026-05	2026-05	2026-05	2026-05
Fair Value of Asset					$ 1,110,000
Fair Value of Liability						$ (3,406,000)	$ (5,568,000)
June 2018 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement						Jun. 30, 2018	Jun. 30, 2018
Fixed Notional Amount	$ 50,000,000.0		$ 50,000,000.0			$ 0	$ 50,000,000
Fixed Interest Rate			2.34%			2.34%	2.34%
Termination Date			2026-07			2025-06	2025-06
Fair Value of Liability						$ 0	$ (6,513,000)